UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

7/31

Date of reporting period:   10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

DYNAMIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares			Value
	COMMON STOCK - 0.2%
	APPAREL - 0.2%
300	G-III Apparel Group Ltd. ^		$ 23,805
	TOTAL COMMON STOCK (Cost - $22,443)		23,805

	EXCHANGE TRADED FUNDS - 0.7%
3,000	ProShares Short S&P500 *		67,230
	TOTAL EXCHANGE TRADED FUNDS (Cost - $74,324)		67,230

Principal
	CORPORATE BONDS & NOTES - 39.2%
	INSURANCE - 15.3%
$ 1,500,000	Prudential PLC, 11.75%**#		1,525,800

	IRON/STEEL - 10.5%
1,000,000	Allegheny Technologies, Inc., 5.95%, 1/15/21		1,051,894

	OIL & GAS SERVICES - 10.7%
1,000,000	Cameron International Corp., 5.125%, 12/15/43		1,072,124

	RETAIL - 2.7%
261,000	Kohl's Corp., 4.00%, 11/1/21		273,173

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,933,119)		3,922,991

Shares
	SHORT-TERM INVESTMENTS - 56.1%
	MONEY MARKET FUND - 11.2%
1,122,793	Invesco STIT - Liquid Assets Portfolio, Institutional Class, to yield 0.06% +		1,122,793

Principal
	U.S. TREASURY BILLS - 44.9%
$ 4,500,000	To yield 0.00% , 12/26/14 ^		4,499,981

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,622,774)		5,622,774

	TOTAL INVESTMENTS - 96.2% (Cost - $9,652,660) (b)		$ 9,636,800

	OTHER ASSETS LESS LIABILITIES - 3.8%		383,633

	TOTAL NET ASSETS - 100.0%		$ 10,020,433

Shares			Value
	EXCHANGE TRADED FUNDS SOLD SHORT- (0.2) %
100	SPDR S&P 500 ETF Trust		$ 19,751
	TOTAL EXCHANGE TRADED FUNDS (Proceeds - $19,751)
Principal
	CORPORATE BONDS & NOTES SOLD SHORT - (9.2) %
$ 700,000	Hess Corp., 7.125%, 3/15/33		918,987
	TOTAL CORPORATE BONDS & NOTES SOLD SHORT (Proceeds - $916,832)		918,987

	U.S. TREAUSURY NOTES SOLD SHORT - (12.1) %
900,000	2.375%, 8/15/24		903,586
295,000	3.375%, 5/15/44		313,000
	U.S. TREAUSURY NOTES SOLD SHORT (Proceeds - $1,210,189)		1,216,586

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS WRITTEN - (0.1) % *
	PUT OPTIONS WRITTEN - (0.1) %
4	Acuity Brands, Inc.	11/22/2014 - $100.00	540
40	Advanced Micro Devices, Inc.	11/22/2014 - $2.50	120
5	AGCO Corp.	11/22/2014 - $35.00	75
10	Alaska Air Group, Inc.	12/20/2014 - $35.00	150
6	Alibaba Group Holding Ltd.	11/22/2014 - $65.00	30
7	Alibaba Group Holding Ltd.	11/22/2014 - $70.00	35
DYNAMIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENT (Unaudited) (Continued)
October 31, 2014

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (0.1) % (Continued)
3	Alibaba Group Holding Ltd.	11/22/2014 - $75.00	$ 30
2	Alliance Data Systems Corp.	11/22/2014 - $210.00	30
20	Amkor Technology, Inc.	12/20/2014 - $5.00	200
6	Apple, Inc.	11/22/2014 - $84.00	18
2	Apple, Inc.	11/22/2014 -$92.50	14
3	Apple, Inc.	12/20/2014 - $87.50	36
2	ASML Holding N.V.	11/22/2014 - $85.00	28
2	ASML Holding N.V.	12/20/2014 - $75.00	30
10	Assured Guaranty Ltd.	11/22/2014 - $18.00	85
6	Avis Budget Group, Inc.	11/22/2014 - $39.00	60
8	B/E Aerospace, Inc.	12/20/2014 - $50.00	157
5	B/E Aerospace, Inc.	11/22/2014 - $60.00	73
2	B/E Aerospace, Inc.	11/22/2014 - $65.00	90
3	Banco Macro SA	11/22/2014 - $25.00	165
20	Bank of America Corp.	11/22/2014 - $14.00	20
20	Bank of America Corp.	11/22/2014 - $15.00	40
10	Bank of America Corp.	12/20/2014 - $15.00	70
20	Barclays PLC - ADR	11/22/2014 - $14.00	92
6	Baytex Energy Corp.	11/22/2014 - $25.00	90
6	Boeing Co.	12/20/2014 - $90.00	57
10	Bristol-Myers Squibb Co.	12/20/2014 - $40.00	60
4	Cameron International Corp.	12/20/2014 - $42.50	50
10	Cash America International, Inc.	11/22/2014 - $40.00	150
10	Cemex SA de C V	11/22/2014 - $9.00	20
10	Century Aluminum Co.	11/22/2014 - $21.00	350
10	Century Aluminum Co.	12/20/2014 - $18.00	380
10	Cnooc Ltd - ADR	11/22/2014 - $140.00	325
6	Conn's, Inc.	11/22/2014 - $23.00	180
15	CSX Corp.	12/20/2014 - $25.00	68
10	Deere & Co.	11/22/2014 - $70.00	55
20	Delta Air Lines, Inc.	12/20/2014 - $18.00	80
10	Dollar General Corp.	11/22/2014 - $50.00	150
3	Domino's Pizza, Inc.	11/22/2014 - $70.00	105
10	Dow Chemical Co.	12/20/2014 - $38.00	110
20	E*Trade Financial Corp.	11/22/2014 - $17.00	260
6	El Pollo Loco Holdings, Inc.	11/22/2014 - $25.00	150
3	Everest RE Group Ltd.	12/20/2014 - $135.00	68
6	Exelon Corp.	12/20/2014 - $31.00	64
3	Exxon Mobil Corp.	11/22/2014 - $80.00	18
3	Facebook, Inc.	11/22/2014 - $65.00	30
3	FedEx Corp.	11/22/2014 - $125.00	12
15	Fiat Chrysler Automobiles NV	11/22/2014 - $10.00	600
5	Fiat Chrysler Automobiles NV	12/20/2014 - $10.00	150
20	Ford Motor Co.	11/22/2014 - $12.50	60
6	GrubHub, Inc.	12/20/2014 - $25.00	90
10	Guess?, Inc.	11/22/2014 - $19.00	50
5	Harley Davidson, Inc.	12/20/2014 - $47.50	28
10	Hertz Global Holdings, Inc.	11/22/2014 - $17.00	150
10	Home Loan Servicing Solution	11/22/2014 - $15.00	300
30	Huntington Bancshares, Inc.	11/22/2014 - $9.00	180
2	Hyatt Hotels	5/15/2015 - $45.00	85
5	IHS, Inc.	11/22/2014 - $100.00	125
10	Inteliquent, Inc.	12/20/2014 - $12.50	50
10	Janus Capital Group, Inc.	12/20/2014 - $10.00	50
15	JetBlue Airways Corp.	11/22/2014 - $9.00	75
4	Kansas City Southern	11/22/2014 - $100.00	60
10	KB Home	11/22/2014 - $13.00	40
10	Krispy Kreme Doughnuts, Inc.	11/22/2014 - $15.00	10
6	Lam Research Corp.	11/22/2014 - $60.00	30
10	Land's End, Inc.	11/22/2014 - $30.00	150
10	Las Vegas Sands Corp.	11/22/2014 - $45.00	30
4	Las Vegas Sands Corp.	11/22/2014 - $50.00	32
6	Las Vegas Sands Corp.	12/20/2014 - $45.00	75
20	Lennar Corp.	11/22/2014 - $32.00	300
DYNAMIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENT (Unaudited) (Continued)
October 31, 2014

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (0.1) % (Continued)
10	Logitech International S.A.	12/20/2014 - $11.00	$ 250
10	Lumos Networks Corp.	1/17/2015 - $12.50	150
4	Marathon Petroleum Corp.	11/22/2014 - $75.00	40
4	Mastercard, Inc. Cl. A	12/20/2014 - $70.00	60
10	MGM Resorts International	12/20/2014 - $18.00	56
20	Micron Technology, Inc.	11/22/2014 - $18.00	40
20	Nabors Industries Ltd.	11/22/2014 - $15.00	320
6	NCR Corp.	11/22/2014 - $22.00	90
15	Newfield Exploration Co.	12/20/2014 - $23.00	188
5	Northrop Grumman Corp.	12/20/2014 - $100.00	63
3	Palo Alto Networks, Inc.	11/22/2014 - $70.00	30
2	Palo Alto Networks, Inc.	11/22/2014 - $80.00	20
10	Petroleo Brasileiro SA	11/22/2014 - $11.00	340
20	Petroleo Brasileiro SA - ADR	11/22/2014 - $12.50	1,600
10	Petroleo Brasileiro SA - ADR	11/22/2014 - $9.00	20
2	Phillips 66	12/20/2014 - $65.00	59
6	Proctor & Gamble	11/22/2014 - $79.00	45
10	RCI Hospitality Holdings, Inc.	11/22/2014 - $10.00	50
10	Rio Tinto PLC	11/22/2014 - $37.50	150
2	Rio Tinto PLC	4/17/2015 - $35.00	125
10	Royal Caribbean Cruises Ltd.	11/22/2014 - $47.50	100
10	Sanderson Farms, Inc.	11/22/2014 - $64.50	400
3	Sandisk Corp.	11/22/2014 - $70.00	9
10	Schlumberger Ltd.	11/22/2014 - $75.00	60
3	SodaStream International Ltd.	1/17/2015 - $15.00	68
4	SPDR Gold Shares	11/22/2014 - $105.00	160
2	SPDR S&P 500 ETF Trust	11/22/2014 - $165.00	8
4	SPDR S&P 500 ETF Trust	11/22/2014 - $175.00	28
15	Super Micro Computer, Inc.	11/22/2014 - $22.50	375
20	Teck Cominco Ltd. - Cl B	11/22/2014 - $13.00	140
15	Texas Instruments, Inc.	12/20/2014 - $36.00	68
10	Titan Machinery, Inc.	11/22/2014 - $10.00	250
6	United Rentals, Inc.	11/22/2014 - $82.50	150
3	United Rentals, Inc.	12/20/2014 - $80.00	90
3	Veeva Systems, Inc.	11/22/2014 - $20.00	45
2	Visa, Inc.	11/22/2014 - $202.50	26
4	Wells Fargo & Co.	12/20/2014 - $41.00	32
5	Whiting Petroleum	12/20/2014 - $40.00	88
20	Wisdomtree Investments Inc.	12/20/2014 - $10.00	292
3	Wynn Resorts, Ltd.	12/20/2014 - $145.00	99
6	Yahoo!, Inc.	12/20/2014 - $34.00	24
6	Yahoo!, Inc.	12/20/2014 - $35.00	42
15	Zumiez, Inc.	11/22/2014 - $22.50	375
	TOTAL PUT OPTIONS WRITTEN (Premiums Recevied - $15,232)		14,365

	CALL OPTIONS WRITTEN - (0.0) %
3	G-III Apparel Group Ltd.	11/22/2014 - $75.00	1,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $824)		1,500

	TOTAL OPTIONS WRITTEN (Premiums Received - $16,056)		15,865

	* Non-income producing security.
	** Variable rate security, rate shown represents the rate at October 31, 2014.
	# Security has a perpetual maturity.
	+ Rate shown represents the rate at October 31, 2014, is subject to change and resets daily.
	^ All or a portion of this security is segregated as collateral.
	PLC - Public Liability Company.
	(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $7,489,832 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 10,355
		Unrealized depreciation	(34,576)
		Net unrealized depreciation	$ (24,221)

DYNAMIC TOTAL RETURN FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

DYNAMIC TOTAL RETURN FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 23,805	$ -	$ -	$ 23,805
Exchange Traded Funds	67,230	-	-	67,230
Corporate Bonds	-	3,922,991	-	3,922,991
US Treasury Bills	-	4,499,981	-	4,499,981
Short-Term Investments	1,122,793	-	-	1,122,793
Total Assets	$ 1,213,828	$ 8,422,972	$ -	$ 9,636,800

Liabilities
Corporate Bonds	$ -	$ 918,987	$ -	$ 918,987
U.S. Treasury Notes	-	1,216,586	-	1,216,586
Put Options Written	2,998	11,367	-	14,365
Call Options Written	1,500	-	-	1,500
Total Liabilities	$ 4,498	$ 2,146,940	$ -	$ 2,151,438

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

DYNAMIC TOTAL RETURN FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2014

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of October 31, 2014 categorized by risk exposure:

Risk Exposure	Unrealized
Commodity	$ (97)
Equity	288

The amounts of derivative instruments disclosed on the Portfolio of Investments at October 31, 2014 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the period ended October 31, 2014, were as follows:

	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	12	3,794	1,273	18,383
Options closed	-	-	(20)	(282)
Options exercised	(9)	(2,970)	(11)	(224)
Options expired	-	-	(241)	(2,645)
Options outstanding end of period	3	$ 824	1,001	$ 15,232

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/30/14

By

/s/ James Colantino

       James Colantino, Treasurer

Date

12/30/14